Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of September 30,
	2023	2024

ASSETS
Cash and cash equivalents	$8,941,225	$5,780
Amount due from inter-companies, current	57,962,509	65,713,910
TOTAL ASSETS	66,903,734	65,719,690
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LIABILITIES
Deficit of investment in subsidiaries	2,192,132	6,029,363
Accrued expenses and other payables	1,319,130	1,123,038
TOTAL LIABILITIES	3,511,262	7,152,401

SHAREHOLDERS’ EQUITY
Ordinary shares (par value of $0.04 per share; 12,500,000 shares and 100,000,000 shares authorized as of September 30, 2023 and 2024; 2,552,576 and 2,675,172 shares issued and outstanding as of September 30, 2023 and 2024, respectively)*	102,103	107,007
Subscription receivable	(7,800)	(7,800)
Additional paid-in capital	81,801,967	82,176,550
Accumulated deficit	(14,437,085)	(21,721,877)
Accumulated other comprehensive loss	(4,066,713)	(1,986,591)
Total shareholders’ equity	63,392,472	58,567,289
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY	66,903,734	65,719,690
*	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).

Schedule of Condensed Statements of Operations	Condensed Statements of operations
	Year Ended September 30,
	2022	2023	2024

Operating expenses:
General and administrative expenses	$(1,449,339)	$(2,252,709)	$(1,502,523)
Loss from operations	(1,449,339)	(2,252,709)	(1,502,523)
Share of loss in subsidiaries	(5,014,132)	(4,529,969)	(5,904,310)
Other income (expense), net	(327)	(408)	122,041
Loss before income tax expenses	(6,463,798)	(6,783,086)	(7,284,792)
Income tax expense	-	-	-
Net loss	(6,463,798)	(6,783,086)	(7,284,792)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	Year Ended September 30,
	2022	2023	2024
Net cash used in operating activities	$132,326	$6,720,013	$(437,396)
Net cash used in investing activities	(8,308,200)	(30,873,549)	(7,738,360)
Net cash provided by financing activities	8,000,000	33,092,541	(759,689)
Net cash inflow	(175,874)	8,939,005	(8,935,445)